United States
 Securities And Exchange Commission
 Washington, D.C. 20549

 FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08359

The Westport Funds
 (Exact name of registrant as specified in charter)

 253 Riverside Avenue, Westport, Connecticut 06880
 (Address of principal executive offices) (Zip code)

 Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
 (Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 06/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Westport Funds

Westport Select Cap Fund
Westport Fund

Semi-Annual Report
June 30, 2016

WESTPORT
INVESTMENTS

Performance Results

THE WESTPORT FUNDS

Average Annual Total Returns* – June 30, 2016

Fund or Index	Six Months	One Year	Five Years	Ten Years#	Since Inception#,i
Westport Select Cap Fund – Class Rii	4.40%	-8.60%	4.82%	6.02%	9.07%
Russell 2000® Indexiv	2.22%	-6.73%	8.35%	6.20%	6.77%
Westport Fund – Class Riii	3.90%	-4.31%	8.03%	8.15%	10.07%
Russell Midcap® Indexiv	5.50%	0.56%	10.90%	8.07%	8.87%

As set forth in the Funds’ prospectus dated May 1, 2016, the actual Total Annual Fund Operating Expenses for Class R shares of the Westport Select Cap Fund and the Westport Fund were 1.43% and 1.23%, respectively at December 31, 2015. Total Annual Fund Operating Expenses for Class R shares include shareholder servicing fees. During the fiscal year ended December 31, 2015, the Class R shares of the Westport Select Cap Fund and the Westport Fund paid shareholder servicing fees equal to 0.13% and 0.13% respectively. Please see the Funds’ Financial Highlights on pages 16 and 18 for the actual Total Fund Operating Expenses paid for the six-month period ended June 30, 2016. Westport Advisers, LLC has also contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses do not exceed 1.50% for any class. The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through April 30, 2017.

#	Performance of the Class R shares of the Westport Fund reflects certain waivers and expense reimbursements. Without such waivers and expense reimbursements, performance would have been lower.

The following pertains to the chart above as well as to the Letter to shareholders on the following pages. Performance data quoted represents past performance; past performance is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Funds’ current performance may be lower or higher than the performance data quoted. Investors may obtain current year-to-date and as of last month end performance information, within 7 business days, at www.westportfunds.com or by calling 1-888-593-7878.

[i]	The Class R shares of the Westport Select Cap Fund and the Westport Fund commenced operations on December 31, 1997.
ii

The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For the total return and other information relating to Class I shares, see the Financial Highlights on page 17.

iii

The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 19.

iv

The Russell Midcap® Index is an index comprised of the 800 smallest companies in the Russell 1000® Index and represents approximately 31% of the total market capitalization of the Russell 1000® Index (an index of the 1,000 largest companies in the Russell 3000® Index (an index of the 3,000 largest U.S. domiciled publicly-traded companies representing approximately 98% of the investable U.S. equity market)). The Russell 2000® Index, also a subset of the Russell 3000® Index, is comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000® Index, and represents approximately 10% of the total market capitalization of that index. You should note that The Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses. You cannot invest directly in an index.

*	The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

THE WESTPORT FUNDS LETTER TO SHAREHOLDERS	July 11, 2016

Dear Fellow Shareholders:

The path taken by financial markets in the first half of 2016 was very different from that forecast at year end 2015. The Federal Reserve (“Fed”) raised the fed funds rates in December 2015 for the first time in nearly a decade and indicated that it would likely further tighten monetary policy in 2016. This was to be accompanied by somewhat better economic growth domestically along with modest improvement in Europe and Japan; longer term interest rates were expected to rise modestly. Instead, concerns arose over the health of major economies (China, Europe, Japan) and commodity prices weakened. The Fed postponed its proposed rate increases and other Central Banks further loosened their monetary policies with additional quantitative easingi (“QE”) and negative interest rates. Government bond markets responded to these accommodative actions. From December 31, 2015 to June 30, 2016, the yields on ten year government bonds declined from: 2.27% to 1.47% in the US; 0.27% to -0.22% in Japan; and 0.63% to -0.13% in Germany. The additional Central Bank accommodation fostered an improved global economic outlook, a recovery in commodity prices and a rebound for domestic equity markets.

The historic decline in interest rates on fixed income securities fed into equity markets as many yield-oriented investors gravitated to equities with higher dividends – yield surrogates. The magnitude of this shift during the first half of 2016 is evident in the low growth Utility sector, providing a return in excess of 20%, the highest among the Standard and Poor’s 500 Indexii (“S&P500”) ten industry sectors. The Utility sector saw its price earnings ratioiv (“P/E”) (based on 2016 expected earnings) rise to a premium of approximately 11% over the P/E of the S&P500 from its normal 5% discount - an indication of how popular yield has become.

WESTPORT SELECT CAP FUND

During the first half of 2016 the Westport Select Cap Fund’s (“Select Cap Fund”) Class R shares rose 4.40%, compared to a gain of 2.22% for the Russell 2000® Index. Since inception 18½ years ago, the Select Cap Fund Class R shares have outperformed the Index by 230 basis pointsiii per year, 9.07% to 6.77%, respectively, both compounded annually.

The first six months of 2016 were marked by periods of volatility. As the concerns noted above eased, the market rallied, then traded in a tight range for several months. In late June the vote in the United Kingdom (“UK”) to exit the European Union (“EU”) led to another decline but this weakness was short-lived. Through all this turmoil the Select Cap Fund performed well, finishing 218 basis points ahead of the Russell 2000® Index. Once again the top five positive contributors came from a variety of industries. Big Lots, Inc., (off-price retailer) gained 30.1% and added 220 basis points. FEI Company (electron microscopes) rose 34.0% helped by the announcement of its acquisition by Thermo Fisher Scientific, Inc. and contributed 210 basis points. The Select Cap Fund’s largest holding, Universal Health Services, Inc., Class B shares (an operator of acute care hospitals and behavioral health centers) was a positive performer, rising 12.2% and adding 170 basis points. Two other positions, Synopsys, Inc. (design software) and Rogers Corp. (specialty materials), added 134 and 114 basis points, respectively. Both issues rose more than 18%. After an activist group launched a proxy fight at laser manufacturer Rofin-Sinar Technologies, Inc., the company agreed to be acquired by Coherent, Inc., another laser supplier with a complementary product line. (The $32.50 per share cash offer provided a 40% premium to the previous closing price.) On the negative side two positions cost more than 100 basis points each. DeVry Education Group, Inc. (for profit education) fell nearly 30% due to an unexpected management change and the announcement of a questionable acquisition, costing 140 basis points. Zebra Technologies Corp., Class A shares (data capture devices), fell 28.1% and reduced the portfolio return by 103 basis points on a disappointing earnings outlook.

WESTPORT FUND

Financial market volatility exacted a penalty on the returns from the Westport Fund Class R shares (“Westport Fund”) in the first half. From the start of 2016 through the Brexit vote on June 23, 2016, the returns from the Westport Fund were slightly ahead of its benchmark, the Russell Midcap® Index. Investors viewed the UK vote to leave the EU as a negative shock to the UK’s economy, with negative implications for the EU’s economy. Domestic investors reacted by pushing the dollar higher, selling economically sensitive companies and investing the proceeds in fixed income securities and yield surrogates such as utilities and REITs. The absence of these two industry sectors in the Westport Fund’s portfolio decreased performance relative to the benchmark by 169 basis points and 127 basis points, respectively, for a total of 296 basis points for the first half of 2016. Much of the impact occurred in the final seven days of the first half, with the Westport Fund return at -2.77% versus -1.13% for the Russell Midcap® Index, leaving returns for the first half at 3.90% for the Westport Fund and 5.50% for its benchmark. Since inception 18½ years ago the Westport Fund’s compound annual return of 10.07% has outperformed the Russell Midcap® Index by 120 basis points per year and the Lipper Multi-Cap Core Index by 397 basis points per year.

The Westport Fund’s holdings in the Technology sector had the best first half performance, with an absolute positive contribution of 130 basis points and 132 basis points above the return of this sector in the Russell Midcap® Index. Synopsys, Inc. (design software) led with a contribution of 106 basis points. The second largest relative industry contribution was from Healthcare at 86 basis points and an absolute return of 47 basis points. In this sector, Universal Health Services, Inc., Class B shares (an operator of acute care hospitals and behavioral health centers), provided 94 basis points for the first half of 2016. Other individual contributors to the Fund’s performance in the first half were FEI Company (electron microscopes), at 55 basis points with a significant proportion of that return from the announcement of its acquisition by Thermo Fisher Scientific, Inc. Finally Time Warner Inc. (entertainment and media content) added 50 basis points to the Fund’s performance. The largest individual detractor from the Fund’s performance was Master Card, Inc., Class A shares (credit and debit payment networks), subtracting 52 basis points as investors remain concerned about the strength of the global economy and company specific litigation. The other significant negative contributor was Zebra Technologies Corp., Class A shares (data capture devices), which fell 28.1% on a disappointing earnings outlook and reduced Fund performance by 41 basis points.

OUTLOOK

Since the initiation of QE, the Fed has been the dominant influence on returns and valuation of domestic financial assets. Attempts by the Fed to reduce monetary accommodation in recent years have caused negative reactions in the equity markets. In May 2013, then Chairman Bernanke suggested that bond purchases under QE be slowed. This elicited a decline in domestic equity markets referred to as the Taper Tantrum. The Federal Open Market Committee (“FOMC”) at its December 2015 meeting voted to increase the fed funds rate by 25 basis points and offered the possibility that there could be as many as four additional 25 basis point increases in 2016; equity prices again declined. Fed rate increases support dollar appreciation, which can create a substantial hurdle to continued growth for a leveraged U.S. economy. Fortunately, the Fed explicitly added the health of the global economy and the effect of the strengthening dollar to the mix of factors it considers in formulating monetary policy. At the March 2016 meeting, the FOMC concluded that any tightening in 2016 was unlikely to approach four 25 basis point increases, thereby providing an underpinning for a recovery in equity prices. The global economic outlook has been further stabilized with more monetary accommodation by the Bank of Japan (“BOJ”) and European Central Bank (“ECB”) causing interest rates on many government fixed income securities to fall into negative territory. Separately, China demonstrated to investors that it had neither an immediate debt crisis nor a run on its currency as the yuan has exhibited more stability versus the dollar. Finally, crude oil prices appeared to stabilize after declining since mid-2014.

Fed postponement of a tighter monetary policy, along with the actions of the ECB, BOJ and Bank of China have assisted the recovery in asset prices. A decline in longer term interest rates supports a higher P/E. Domestic equity markets are again somewhat expensive relative to expected earnings for 2016 (anticipated to be relatively flat versus 2015 as measured by the S&P500) as the P/E has expanded to approximately 17.5. The odds of positive returns for equities in 2016 have improved, helped by the lower interest rates. However, at some future time, Central Bank accommodative monetary policy will lose its effectiveness.

RECENT EVENTS

Since this is likely our last Shareholder report, we would like to thank you for your support over the past 18½ years. We believe that The Westport Funds’ pending reorganizationv into the Hennessey Cornerstone Mid Cap 30 Fund, which is subject to the approval of the Funds’ shareholders, offers you, our shareholders, a fund with proven historical performance and a lower cost structure.

Sincerely,

Edmund H. Nicklin, Jr.	Andrew J. Knuth

[i]

QE, or Quantitative Easing is an unconventional monetary policy whereby the Federal Reserve expands its balance sheet with the objective of stimulating the economy when standard policy has been ineffective.

ii	The Standard and Poor’s 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on the various exchanges.
iii	Basis Point is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument.
iv	Price Earnings multiple (P/E) is the price of a stock divided by its earnings per share.

[v]

Reorganization

The Board of Trustees of The Westport Funds has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between The Westport Funds, for itself and on behalf of Westport Fund and Westport Select Cap Fund and Hennessy Funds Trust, for itself and on behalf of Hennessy Cornerstone Mid Cap 30 Fund pursuant to which Westport Fund and Westport Select Cap Fund (collectively, the “Funds”) would be reorganized on a tax-free basis with and into Hennessy Cornerstone Mid Cap 30 Fund. A Special Meeting (the “Meeting”) of the Shareholders of Westport Fund and Westport Select Cap Fund is expected to be held during the third quarter of 2016 and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Westport Fund and Westport Select Cap Fund in advance of the meeting. Shareholders of Westport Select Cap Fund are urged to read the combined proxy statement and prospectus, because it contains important information about the proposed Reorganization.

The discussion included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the Funds in the future, including the portfolio managers’ outlook regarding economic, market, political, and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the Funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the Funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change. Any opinions of the Portfolio Managers are intended as such and not as statements of fact requiring affirmations.

References to specific securities, sectors and industries discussed herein are not recommendations to buy or sell the securities or investments, and the Funds may not necessarily hold these securities or investments today.

There are special risks associated with small and mid-capitalization issues such as market illiquidity and greater market volatility than larger capitalizations issues.

Westport Select Cap Fund (WPSRX)

Representation of Portfolio Holdings
June 30, 2016 (Unaudited)

The illustration below provides the industry allocations for the Westport Select Cap Fund.

Industry Allocation (% of Net Assets)
Business Products & Services	23.1%
Industrial Specialty Products	17.5%
Health Care Products & Services	14.8%
Insurance	11.1%
Industrial Services	10.8%
Consumer Products & Services	10.6%
Specialty Materials & Components	7.8%
Banks & Thrifts/Financial Services	2.4%
Cash & Cash Equivalents	1.9%
Total	100.0%

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND PORTFOLIO OF INVESTMENTS June 30, 2016 (Unaudited)
COMMON STOCKS — 98.1%	Shares	Market Value
Banks & Thrifts/Financial Services — 2.4%
Banner Corp.	26,580	$1,130,713
Yadkin Financial Corp.	76,913	1,929,747
		3,060,460
Business Products & Services — 23.1%
PTC, Inc.(a)	320,000	12,025,600
Synopsys, Inc.(a)	250,000	13,520,000
Zebra Technologies Corp. - Class A(a)	78,400	3,927,840
		29,473,440
Consumer Products & Services — 10.6%
Big Lots, Inc.	270,700	13,564,777

Health Care Products & Services — 14.8%
Universal Health Services, Inc. - Class B	140,827	18,884,901

Industrial Services — 10.8%
DeVry Education Group Inc.	85,000	1,516,400
United Rentals, Inc.(a)	183,400	12,306,140
		13,822,540
Industrial Specialty Products — 17.5%
FEI Company	61,371	6,559,333
IPG Photonics Corp.(a)	153,100	12,248,000
Rofin-Sinar Technologies, Inc.(a)	112,325	3,587,661
		22,394,994
Insurance — 11.1%
Radian Group, Inc.	527,989	5,501,645
Willis Towers Watson PLC	70,000	8,701,700
		14,203,345
Specialty Materials & Components — 7.8%
Rogers Corp.(a)	162,500	9,928,750

TOTAL COMMON STOCKS (Cost $44,238,537)		$125,333,207

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND PORTFOLIO OF INVESTMENTS (Continued) June 30, 2016 (Unaudited)
MONEY MARKETS — 2.8%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	3,571,239	$3,571,239

TOTAL MONEY MARKETS (Cost $3,571,239)		$3,571,239

TOTAL INVESTMENT SECURITIES — 100.9% (Cost $47,809,776)		$128,904,446

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(1,148,845)

NET ASSETS — 100.0%		$127,755,601

(a)	Non-income producing security.

See accompanying notes to financial statements.

Westport Fund (WPFRX)

Representation of Portfolio Holdings
June 30, 2016 (Unaudited)

The illustration below provides the industry allocations for the Westport Fund.

Industry Allocation (% of Net Assets)
Business Products & Services	23.5%
Health Care Products & Services	14.6%
Oil & Gas Producers	9.5%
Medical Products & Services	9.2%
Broadcasting/Cable TV/Advertising	8.7%
Consumer Products & Services	7.5%
Industrial Specialty Products	6.3%
Chemicals	5.5%
Banks & Thrifts/Financial Services	5.4%
Transportation	4.4%
Other Holdings	5.0%
Cash & Cash Equivalents	0.4%
Total	100.0%

THE WESTPORT FUNDS WESTPORT FUND PORTFOLIO OF INVESTMENTS June 30, 2016 (Unaudited)
COMMON STOCKS — 99.6%	Shares	Market Value
Aerospace Products & Services — 2.0%
Rockwell Collins, Inc.	100,000	$8,514,000

Banks & Thrifts/Financial Services — 5.4%
MasterCard, Inc. - Class A	257,500	22,675,450

Broadcasting/Cable TV/Advertising — 8.7%
Interpublic Group of Companies, Inc.	845,000	19,519,500
Time Warner, Inc.	230,000	16,914,200
		36,433,700
Business Products & Services — 23.5%
CACI International, Inc.(a)	35,000	3,164,350
Check Point Software Technologies Ltd.(a)	365,000	29,083,200
PTC, Inc.(a)	650,000	24,427,000
Synopsys, Inc.(a)	557,012	30,123,209
Teradata Corp.(a)	265,000	6,643,550
Zebra Technologies Corp. - Class A(a)	95,000	4,759,500
		98,200,809
Chemicals — 5.5%
Agrium, Inc.	70,700	6,392,694
FMC Corp.	360,000	16,671,600
		23,064,294
Consumer Products & Services — 7.5%
Bed Bath & Beyond, Inc.	100,000	4,322,000
Mohawk Industries, Inc.(a)	16,000	3,036,160
Ross Stores, Inc.	382,600	21,689,594
SeaWorld Entertainment, Inc.	155,000	2,221,150
		31,268,904
Health Care Products & Services — 14.6%
CVS Health Corp.	192,090	18,390,697
Gilead Sciences, Inc.	95,000	7,924,900
Universal Health Services, Inc. - Class B	260,000	34,866,000
		61,181,597
Industrial Specialty Products — 6.3%
Amphenol Corp.	365,000	20,925,450
FEI Company	49,500	5,290,560
		26,216,010

THE WESTPORT FUNDS WESTPORT FUND PORTFOLIO OF INVESTMENTS (Continued) June 30, 2016 (Unaudited)
COMMON STOCKS — 99.6% (Continued)	Shares	Market Value
Insurance — 3.0%
Willis Towers Watson PLC	102,025	$12,682,728

Medical Products & Services — 9.2%
Abbott Laboratories	145,000	5,699,950
Charles River Laboratories International, Inc.(a)	150,000	12,366,000
Varian Medical Systems, Inc.(a)	250,300	20,582,169
		38,648,119
Oil & Gas Producers — 9.5%
Anadarko Petroleum Corp.	200,000	10,650,000
EOG Resources, Inc.	345,000	28,779,900
Stone Energy Corp.(a)	16,254	196,023
		39,625,923
Transportation — 4.4%
FedEx Corp.	122,500	18,593,050

TOTAL COMMON STOCKS (Cost $225,510,643)		$417,104,584

MONEY MARKETS — 0.6%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	2,457,947	$2,457,947

TOTAL MONEY MARKETS (Cost $2,457,947)		$2,457,947

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $227,968,590)		$419,562,531

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(794,933)

NET ASSETS — 100.0%		$418,767,598

(a)	Non-income producing security.

See accompanying notes to financial statements.

THE WESTPORT FUNDS STATEMENTS OF ASSETS AND LIABILITIES June 30, 2016 (Unaudited)
	Westport Select Cap Fund	Westport Fund
ASSETS
Investment securities:
At acquisition cost	$47,809,776	$227,968,590
At market value (Note 2)	$128,904,446	$419,562,531
Dividends and interest receivable	36,049	309,272
Receivable for capital shares sold	998	13,740
Receivable for securities sold	576,372	—
Other assets	44,187	44,972
TOTAL ASSETS	129,562,052	419,930,515

LIABILITIES
Due to custodian	833,963	262,142
Payable for capital shares redeemed	619,179	206,198
Payable to Adviser (Note 4)	129,872	316,167
Other accrued expenses and liabilities	223,437	378,410
TOTAL LIABILITIES	1,806,451	1,162,917

NET ASSETS	$127,755,601	$418,767,598

Net assets consist of:
Paid-in capital	$(35,064,972)	$184,380,095
Undistributed net investment loss	(765,992)	(597,629)
Accumulated net realized gain from security transactions	82,491,895	43,391,191
Net unrealized appreciation on investments	81,094,670	191,593,941
Net assets	$127,755,601	$418,767,598

PRICING OF CLASS R SHARES
Net assets attributable to Class R shares	$63,981,370	$317,025,640
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value) (Note 5)	4,646,358	10,635,583
Net asset value, offering price and redemption price per share (Note 2)	$13.77	$29.81

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares	$63,774,231	$101,741,958
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value) (Note 5)	4,236,141	3,378,913
Net asset value, offering price and redemption price per share (Note 2)	$15.05	$30.11

See accompanying notes to financial statements.

THE WESTPORT FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2016 (Unaudited)
	Westport Select Cap Fund	Westport Fund
INVESTMENT INCOME
Dividends	$522,585	$2,011,369 (1)
TOTAL INVESTMENT INCOME	522,585	2,011,369

EXPENSES
Investment advisory fees (Note 4)	946,209	1,938,491
Transfer agent fees, Class R (Note 4)	103,890	199,506
Shareholder servicing fees, Class R (Note 4)	62,589	213,509
Transfer agent fees, Class I (Note 4)	42,543	35,742
Administration and accounting services fees (Note 4)	41,706	95,055
Trustees' fees and expenses	14,919	14,919
Shareholder reporting costs	14,707	8,949
Professional fees	12,640	20,640
Registration fees, Class R	10,892	10,463
Registration fees, Class I	9,642	8,404
Compliance fees and expenses	8,939	12,789
Insurance expense	7,540	14,507
Custodian fees	5,694	12,557
Other expenses	6,667	23,467
TOTAL EXPENSES	1,288,577	2,608,998

NET INVESTMENT LOSS	(765,992)	(597,629)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security transactions	60,057,243	40,383,917
Net change in unrealized depreciation on investments	(51,257,891)	(24,672,083)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,799,352	15,711,834

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,033,360	$15,114,205

(1)	Net of foreign taxes withheld of $18,559.

See accompanying notes to financial statements.

THE WESTPORT FUNDS STATEMENTS OF CHANGES IN NET ASSETS
	Westport Select Cap Fund		Westport Fund
	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016 (Unaudited)	For the Year Ended December 31, 2015
FROM OPERATIONS:
Net investment loss	$(765,992)	$(1,767,042)	$(597,629)	$(1,859,736)
Net realized gains from security transactions	60,057,243	66,581,500	40,383,917	62,455,913
Net change in unrealized depreciation on investments	(51,257,891)	(97,755,188)	(24,672,083)	(88,059,313)
Net increase (decrease) in net assets from operations	8,033,360	(32,940,730)	15,114,205	(27,463,136)

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains, Class R	—	(20,469,995)	—	(38,724,158)
From realized gains, Class I	—	(22,647,295)	—	(12,529,091)
Decrease in net assets from distributions to shareholders	—	(43,117,290)	—	(51,253,249)

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R
Proceeds from shares sold	13,824,827	30,190,472	6,348,472	24,718,838
Reinvested Dividends	—	20,388,271	—	38,343,439
Payments for shares redeemed	(59,391,506)	(82,348,900)	(57,135,629)	(143,976,261)
Net decrease in net assets from Class R share transactions	(45,566,679)	(31,770,157)	(50,787,157)	(80,913,984)

CLASS I
Proceeds from shares sold	7,934,278	29,354,515	4,278,148	9,666,490
Reinvested Dividends	—	19,238,595	—	12,462,495
Payments for shares redeemed	(67,797,569)	(63,004,646)	(20,744,742)	(35,925,947)
Net decrease in net assets from Class I share transactions	(59,863,291)	(14,411,536)	(16,466,594)	(13,796,962)

Net decrease in net assets from capital share transactions	(105,429,970)	(46,181,693)	(67,253,751)	(94,710,946)

TOTAL DECREASE IN NET ASSETS	(97,396,610)	(122,239,713)	(52,139,546)	(173,427,331)

NET ASSETS:
Beginning of period	225,152,211	347,391,924	470,907,144	644,334,475
End of period	$127,755,601	$225,152,211	$418,767,598	$470,907,144

ACCUMULATED NET INVESTMENT LOSS	$(765,992)	$—	$(597,629)	$—

See accompanying notes to financial statements.

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Class R
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value at beginning of period	$13.19		$18.31	$21.64	$18.72	$22.61	$24.69

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.13)	(0.14)	(0.09)	(0.11)	(0.22)
Net realized and unrealized gains (losses) on investments	0.67		(1.84)	1.85	7.06	1.30	(0.24)
Total from investment operations	0.58		(1.97)	1.71	6.97	1.19	(0.46)

Less distributions:
From net realized gains	—		(3.15)	(5.04)	(4.05)	(5.08)	(1.62)
Total distributions	—		(3.15)	(5.04)	(4.05)	(5.08)	(1.62)

Net asset value at end of period	$13.77		$13.19	$18.31	$21.64	$18.72	$22.61

Total Return	4.40	%(a)	(10.92)%	7.67%	37.22%	5.70%	(1.86)%

Net assets at end of period (000's)	$63,981		$104,591	$172,540	$182,190	$160,831	$197,223

Ratio of total expenses to average net assets	1.50	%(b)	1.43%	1.40%	1.37%	1.36%	1.36%

Ratio of net investment loss to average net assets	(0.95	)%(b)	(0.71)%	(0.72)%	(0.45)%	(0.50)%	(0.75)%

Portfolio turnover rate	—	%*	— %*	4%	2%	3%	2%

(a)	Not annualized.

(b)	Annualized.

*	Rounds to less than 0.1%.

See accompanying notes to financial statements.

THE WESTPORT FUNDS WESTPORT SELECT CAP FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Class I
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value at beginning of period	$14.39		$19.62	$22.80	$19.54	$23.33	$25.38

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.08)	(0.12)	(0.07)	(0.08)	(0.16)
Net realized and unrealized gains (losses) on investments	0.74		(2.00)	1.98	7.38	1.37	(0.27)
Total from investment operations	0.66		(2.08)	1.86	7.31	1.29	(0.43)

Less distributions:
From net realized gains	—		(3.15)	(5.04)	(4.05)	(5.08)	(1.62)
Total distributions	—		(3.15)	(5.04)	(4.05)	(5.08)	(1.62)

Net asset value at end of period	$15.05		$14.39	$19.62	$22.80	$19.54	$23.33

Total Return	4.59	%(a)	(10.77)%	7.94%	37.39%	5.95%	(1.69)%

Net assets at end of period (000's)	$63,774		$120,561	$174,852	$251,207	$273,116	$404,130

Ratio of total expenses to average net assets	1.24	%(b)	1.17%	1.17%	1.21%	1.17%	1.16%

Ratio of net investment (loss) to average net assets	(0.68	)%(b)	(0.44)%	(0.51)%	(0.29)%	(0.32)%	(0.54)%

Portfolio turnover rate	—	%*	— %*	4%	2%	3%	2%

(a)	Not annualized.

(b)	Annualized.

*	Rounds to less than 0.1%.

See accompanying notes to financial statements.

THE WESTPORT FUNDS WESTPORT FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Class R
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value at beginning of period	$28.69		$33.91	$32.50	$26.09	$23.26	$23.28

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.13)	(0.07)	(0.03)	0.01	(0.05)
Net realized and unrealized gains (losses) on investments	1.17		(1.65)	2.88	7.48	2.84	0.80
Total from investment operations	1.12		(1.78)	2.81	7.45	2.85	0.75

Less distributions:
From net investment income	—		—	—	—	(0.00)*	—
From net realized gains	—		(3.44)	(1.40)	(1.04)	(0.02)	(0.77)
Total distributions	—		(3.44)	(1.40)	(1.04)	(0.02)	(0.77)

Net asset value at end of period	$29.81		$28.69	$33.91	$32.50	$26.09	$23.26

Total Return	3.90	%(a)	(5.33)%	8.62%	28.54%	12.26%	3.24%

Net assets at end of period (000's)	$317,026		$356,726	$497,182	$520,862	$428,477	$303,709

Ratio of total expenses to average net assets	1.25	%(b)	1.23%	1.23%	1.23%	1.23%	1.25%

Ratio of net investment income (loss) to average net assets	(0.32	)%(b)	(0.36)%	(0.22)%	(0.11)%	0.01%	(0.21)%

Portfolio turnover rate	—%		3%	3%	12%	1%	9%

(a)	Not Annualized.

(b)	Annualized.

*	Amount rounds to less than $0.005.

See accompanying notes to financial statements.

THE WESTPORT FUNDS WESTPORT FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Class I
	For the Six Months Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
Net asset value at beginning of period	$28.95		$34.14	$32.65	$26.17	$23.32	$23.29

Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.07)	(0.02)	0.02	0.10	—
Net realized and unrealized gains (losses) on investments	1.18		(1.68)	2.91	7.50	2.82	0.80
Total from investment operations	1.16		(1.75)	2.89	7.52	2.92	0.80

Less distributions:
From net investment income	—		—	—	—	(0.05)	—
From net realized gains	—		(3.44)	(1.40)	(1.04)	(0.02)	(0.77)
Total distributions	—		(3.44)	(1.40)	(1.04)	(0.07)	(0.77)

Net asset value at end of period	$30.11		$28.95	$34.14	$32.65	$26.17	$23.32

Total Return	4.01	%(a)	(5.21)%	8.82%	28.72%	12.52%	3.45%

Net assets at end of period (000's)	$101,742		$114,181	$147,153	$160,365	$157,847	$118,496

Ratio of total expenses to average net assets	1.08	%(b)	1.07%	1.06%	1.05%	1.01%	1.03%

Ratio of net investment income (loss) to average net assets	(0.15	)%(b)	(0.20)%	(0.04)%	0.07%	0.23%	0.02%

Portfolio turnover rate	0%		3%	3%	12%	1%	9%

(a)	Not annualized.

(b)	Annualized.

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2016 (Unaudited)

1.	Organization

The Westport Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as a diversified, open-end management investment company. The Trust was organized as a Delaware statutory trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate no-load series: the Westport Select Cap Fund and the Westport Fund (the “Funds”). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Select Cap Fund seeks long-term capital appreciation. Under normal circumstances, the Westport Select Cap Fund seeks to achieve its investment goal by investing at least 65% of its net assets in the equity securities of companies with market capitalizations at the time of initial purchase within the range of those in the Russell 2000® Index. The market capitalization range of the Index changes constantly, and as a result, the capitalization of small cap companies in which the Fund will invest will also change. As of June 30, 2016, the market capitalization range of the Index was approximately $56 million to $4.245 billion. If the market capitalization of a small cap company exceeds that of the largest capitalization company in the Russell 2000® Index, and the Adviser determines that the company continues to present a significant investment opportunity, the Fund may add to an existing position in that company’s securities by purchasing additional shares as long as the company’s market capitalization does not exceed 2.5 times that of the largest capitalization company in the Russell 2000® Index. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment goals by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund’s assets and has the same rights, except that (i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies:

Security valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Procedures (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

The Funds did not hold any Level 2 or Level 3 securities during the six months ended June 30, 2016. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$125,333,207	$—	$—	$125,333,207
Money Markets	3,571,239	—	—	3,571,239
Total	$128,904,446	$—	$—	$128,904,446

Westport Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$417,104,584	$—	$—	$417,104,584
Money Markets	2,457,947	—	—	2,457,947
Total	$419,562,531	$—	$—	$419,562,531

*	All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Share valuation – The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Allocations – Investment income earned, expenses (other than expenses attributable to a specific class), realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated by each Fund daily to each class of its shares based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends to shareholders from net investment income, if any, are paid annually. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and recorded on the ex-dividend date.

Other – Security transactions are accounted for based on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Securities sold are determined on a specific identification basis.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Other income represents an adjustment to expenses accrued that were previously overestimated.

Federal Income Taxes – It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned in the current year) and 98.2% of its net realized capital gains (earned in the twelve months ended October 31) plus undistributed amounts earned in the prior year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2015), and as of and during the six months ended June 30, 2016. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The tax character of distributions paid for the years ended December 31, 2015 and December 31, 2014 is as follows:

	Westport Select Cap Fund		Westport Fund
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
From ordinary income	$—	$—	$—	$—
From long-term capital gains	53,819,839	87,657,383	59,448,639	27,896,625
	$53,819,839	$87,657,383	$59,448,639	$27,896,625

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

At June 30, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were:

	Westport Select Cap Fund	Westport Fund
Gross Unrealized Appreciation	$84,559,336	$205,310,380
Gross Unrealized Depreciation	(3,464,666)	(13,716,439)
Net Unrealized Appreciation/(Depreciation)	81,094,670	191,593,941
Federal income Tax Cost*	$47,809,776	$227,968,590

*

The difference between federal income tax cost of portfolio investments and the acquisition cost is due to certain timing difference in the recognition of capital losses under income tax regulations and GAAP.

At December 31, 2015, the components of accumulated earnings were as follows:

	Westport Select Cap Fund	Westport Fund
Undistributed net investment income (loss)	$—	$—
Accumulated net realized gain (loss) from security transactions	22,434,652	3,007,274
Total accumulated earnings	$154,787,213	$219,273,298

3.	Investment Transactions

For the six months ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $128,455 and $103,495,812, respectively, for the Westport Select Cap Fund, and $0 and $69,930,903, respectively, for the Westport Fund.

4.	Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of the Adviser.

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets for the Westport Select Cap Fund, and at an annual rate of 0.90% of average daily net assets for the Westport Fund.

Pursuant to a written contract between the Adviser and the Funds, approved by the Trust’s Board of Trustees, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of each Fund (other than brokerage commissions, extraordinary items, interest, and taxes) to the extent “Total Annual Fund Operating Expenses” for each class exceed 1.50% of the Fund’s average daily net assets attributable to that class of shares (the “Expense Limitation Agreement”). The Adviser has agreed to maintain these expense limitations with regard to each class of each Fund through April 30, 2017. The expense limitation agreement does not include recapture provisions. No fees were waived by the Adviser for the six months ended June 30, 2016.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

ADMINISTRATION AND FUND ACCOUNTING AGREEMENT

Under the Administration and Fund Accounting Agreement, UMB Fund Services, Inc. (“UMBFS”) provides services to the Funds that include, but are not limited to, the following: calculating daily net asset values for the Funds; maintaining all general ledger accounts and related subledgers; determining and monitoring income and expense accruals; assisting in the acquisition of the Trust’s fidelity bond, monitoring the amount of the bond and making necessary filings with the Securities and Exchange Commission (“SEC”) related thereto; preparing securities notice and renewal filings pursuant to state securities laws; compiling data for and preparing notices to the SEC related to registration fee payments; preparing financial statements for the annual and semi-annual reports; monitoring each Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; monitoring compliance with the Funds’ investment policies and restrictions; and generally assisting with the Trust’s administrative operations.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agency Agreement, UMBFS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their account, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, UMBFS receives an annual asset-based fee, computed daily and payable monthly based on monthly net assets and a fixed monthly fee. UMBFS also receives a monthly fee based on the number and type of shareholder accounts. In addition, each Fund reimburses UMBFS for out-of-pocket expenses, including, but not limited to, postage and supplies.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services such as establishing and maintaining accounts and records, answering shareholder inquiries, providing personnel and facilities to maintain shareholder accounts and records, assisting shareholders in processing purchases, exchanges and redemption transactions, facilitating wiring of funds, integrating periodic statements with other shareholder transactions, and providing other services as requested by shareholders. For these services each Fund pays the servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the servicing agent maintains a servicing relationship. For the six months ended June 30, 2016, shareholder servicing fees of $62,589 and $213,509 were paid by Class R shares of the Westport Select Cap Fund and the Westport Fund, respectively, to third party shareholder servicing agents.

In addition, the Trust receives certain transfer agency services for Class R and Class I shares of each Fund not otherwise provided by the Funds’ transfer agent, from various shareholder servicing agents approved by the Trust’s Board of Trustees. For the six months ended June 30, 2016, transfer agent servicing fees of $84,974 and $175,427 were paid by Class R shares of the Westport Select Cap Fund and the Westport Fund, respectively, to third party shareholder servicing agents. In addition, transfer agent servicing fees of $21,350 and $28,297 were paid to third party shareholder servicing agents by Class I shares of the Westport Select Cap Fund and the Westport Fund, respectively, for the six months ended June 30, 2016.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with UMB Distribution Services, LLC. (“UMB Distribution”). Pursuant to the Distribution Agreement, UMB Distribution acts as principal underwriter of each Fund’s shares. UMB Distribution receives no compensation from the Trust for its services and is an affiliate of UMBFS. The Adviser makes certain payments to UMB Distribution out of the Adviser’s resources in recognition of certain distribution-related services provided and licensing and other costs assumed by the Distributor in connection with serving as Distributor to the Funds.

COMPLIANCE SERVICES

Under the terms of the Compliance Services Agreement between the Trust and Vigilant Compliance Services, LLC, (“Vigilant”), Vigilant provided the Chief Compliance Officer (“CCO”) services to the Funds for the six months ended June 30, 2016. The CCO reports directly to the Trust’s Board of Trustees and oversees an annual review of the policies and procedures of the Funds and their service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

5.	Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statement of Changes in Net Assets are the result of the following capital share transactions:

	Westport Select Cap Fund		Westport Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
CLASS R
Shares sold	1,036,812	1,689,502	223,515	728,112
Shares reinvested	—	1,532,953	—	1,326,304
Shares redeemed	(4,323,001)	(4,713,247)	(2,022,621)	(4,280,134)
Net decrease in shares outstanding	(3,286,189)	(1,490,792)	(1,799,106)	(2,225,718)
Shares outstanding, beginning of period	7,932,547	9,423,339	12,434,689	14,660,407
Shares outstanding, end of period	4,646,358	7,932,547	10,635,583	12,434,689
CLASS I
Shares sold	593,830	1,559,215	153,346	283,550
Shares reinvested	—	1,324,972	—	427,090
Shares redeemed	(4,732,964)	(3,422,214)	(717,841)	(1,077,434)
Net decrease in shares outstanding	(4,139,134)	(538,027)	(564,495)	(366,794)
Shares outstanding, beginning of period	8,375,275	8,913,302	3,943,408	4,310,202
Shares outstanding, end of period	4,236,141	8,375,275	3,378,913	3,943,408

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2016 (Unaudited)

6.	Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7.	Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date which the financial statements were issued. As previously announced, the Board of Trustees of The Westport Funds has unanimously approved an Agreement and Plan of Reorganization (“Agreement”) between The Westport Funds, for itself and on behalf of Westport Fund and Westport Select Cap Fund and Hennessy Funds Trust, for itself and on behalf of Hennessy Cornerstone Mid Cap 30 Fund pursuant to which Westport Fund and Westport Select Cap Fund (collectively, the “Funds”) would be reorganized on a tax-free basis with and into Hennessy Cornerstone Mid Cap 30 Fund. A Special Meeting (the “Meeting”) of the Shareholders of Westport Fund and Westport Select Cap Fund is expected to be held during the third quarter of 2016 and approval of the Agreement will be voted on at that time. If approved by shareholders, the reorganizations are expected to close in the third quarter of 2016.

THE WESTPORT FUNDS
OTHER ITEMS
June 30, 2016 (Unaudited)

Quarterly Portfolio Disclosure

A complete uncertified listing of the portfolio holdings of each of the Funds, in the form normally presented in annual and semi-annual reports, is available on the Funds’ website, at http://www.westportfunds.com, within thirty days following the end of each calendar quarter and at such other times as management may determine in its discretion. Interested investors may request a copy of that information, without charge, by calling toll-free 1-888-593-7878. In addition, the Trust files a complete certified listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q within sixty days following the end of each calendar quarter. The complete listing on Form N-Q (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll-free 1-888-593-7878. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, 2016 are available (i) on the Funds’ website at http://www.westportfunds.com, (ii) without charge upon request by calling toll-free 1-888-593-7878 or (iii) on the SEC’s website at http://www.sec.gov.

Risk Disclosure

There are special risks associated with small and mid-capitalization issues such as market liquidity and greater market volatility than larger capitalizations issues.

THE WESTPORT FUNDS
SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of The Westport Funds, you do not incur any transaction costs.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 through June 30, 2016).

Actual Expenses

The first lines of the table below with respect to each class of shares of each Fund provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the table below with respect to each class of shares of each Fund provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

THE WESTPORT FUNDS
SCHEDULE OF SHAREHOLDER EXPENSES (Unaudited)
(Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second lines of the table are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. As a shareholder of the Westport Funds, you do not incur any transaction costs.

		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Six Months Ended June 30, 2016*	Net Expense Ratio Annualized June 30, 2016	Total Return Ended Six Months June 30, 2016
Westport Select Cap Fund
Class R	Actual	$1,000.00	$1,044.00	$7.63	1.50%	4.40%
Class R	Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	$7.53	1.50%	1.75%
Class I	Actual	$1,000.00	$1,045.90	$6.29	1.24%	4.59%
Class I	Hypothetical (5% return before expenses)	$1,000.00	$1,018.185	$6.21	1.24%	1.89%
Westport Fund
Class R	Actual	$1,000.00	$1,039.00	$6.35	1.25%	3.90%
Class R	Hypothetical (5% return before expenses)	$1,000.00	$1,018.77	$6.29	1.25%	1.88%
Class I	Actual	$1,000.00	$1,040.10	$5.50	1.08%	4.01%
Class I	Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.44	1.08%	1.96%

*

Expenses are equal to each Fund’s annualized expense ratio (based upon the last six months) as reflected in the fourth column above, multiplied by the average account value over the period, multiplied by # of days in most recent fiscal half-year divided by # of days in current fiscal year (182/366) to reflect the one-half year period.

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The Westport Funds

Westport Select Cap Fund
Westport Fund

website: www.westportfunds.com

Shareholder Services
1-888-593-7878

Investment Adviser
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
1-203-227-3601

Board of Trustees
Edward K. Mettelman
Stephen E. Milman
Edmund H. Nicklin, Jr.
Donel Bruce Smith

Transfer Agent
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Distributor
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.

WESTPORT
INVESTMENTS

Item 2. Code of Ethics.

Not required in semiannual report filing.

Item 3. Audit Committee Financial Expert.

Not required in semiannual report filing.

Item 4. Principal Accountant Fees and Services

Not required in semiannual report filing.

Item 5. Audit Committee of Listed Registrants.

Not required in semiannual report filing.

Item 6. Schedule of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable in semiannual filing.

(2)	Certifications required pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	8/31/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	8/31/2016

By (Signature and Title)

/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	8/31/2016